Accounts Receivable, Net - Schedule of Accounts Receivable (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Schedule of Accounts Receivable [Abstract]
Accounts receivable	$ 55,575	$ 51,285
Allowance for credit losses	(448)	(642)	$ (279)	$ (104)
Accounts receivable, net	$ 55,127	$ 50,643